Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances with Related Parties [Abstract]
Other payables - Employees and Institutions	$ 282	$ 310
Payables - expenses payable for directors’ remuneration	$ 28	$ 15